Intangible Assets, Narrative (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Indefinite Lived Intangible Assets By Major Class Line Items
Loss on Impairment		$ 262
Goodwill		509	$ 766	$ 766
Franchise rights		255	244
U.S. Cellular
Indefinite Lived Intangible Assets By Major Class Line Items
Loss on Impairment	$ 227	227	0
Goodwill		0	227	227
TDS Telecom Wireline
Indefinite Lived Intangible Assets By Major Class Line Items
Loss on Impairment		0	0
Goodwill		409	409	409
TDS Telecom Cable
Indefinite Lived Intangible Assets By Major Class Line Items
Loss on Impairment		0	0
Goodwill		100	95	95
TDS Telecom HMS
Indefinite Lived Intangible Assets By Major Class Line Items
Loss on Impairment	$ 35	35	0
Goodwill		0	35	35
TDS Telecom
Indefinite Lived Intangible Assets By Major Class Line Items
Franchise rights		$ 255	$ 244
Goodwill | U.S. Cellular
Indefinite Lived Intangible Assets By Major Class Line Items
Accumulated impairment losses in prior periods				334
Goodwill | TDS Telecom Wireline
Indefinite Lived Intangible Assets By Major Class Line Items
Accumulated impairment losses in prior periods				29
Goodwill | TDS Telecom HMS
Indefinite Lived Intangible Assets By Major Class Line Items
Accumulated impairment losses in prior periods				84
Goodwill | Corporate, Eliminations and Other
Indefinite Lived Intangible Assets By Major Class Line Items
Accumulated impairment losses in prior periods				$ 4